Investments in Associates	12 Months Ended
Dec. 31, 2024
Investments in Associates [Abstract]
Investments in associates

Note 20 – Investments in associates

As of December 31, 2024, our investments in associates primarily included Xinjiang Hongsheng Silk Road Energy Technology Co. (40% ownership). The aggregate carrying amount of these investments was RMB 3,500,000 (USD 479,500), with our share of net losses recognized in the income statement amounting to RMB 158,020 (USD 21,649).